Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Eaton Corporation plc
Amendment Flag	false
CIK	0001551182
EBP 162
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Eaton Corporation plc
Amendment Flag	false
CIK	0001551182